Redeemable Convertible Preferred Stock and Warrants - Series B Redeemable Convertible Preferred Stock (Series B Preferred) - Additional Information (Detail) - USD ($)	Apr. 22, 2009	Sep. 30, 2015	Apr. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2008
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized			10,000,000	109,483,000			25,000,000
Redeemable convertible preferred stock, par value			$ 0.0001				$ 0
Private Placement
Temporary Equity [Line Items]
Issuance of warrants to purchase shares of common stock				554,454		595,920
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized	7,000,000	0		6,220,000	7,000,000
Redeemable convertible preferred stock, par value	$ 0	$ 0.0001		$ 0.0001	$ 0.0001
Issuance of shares, per share amount				$ 0.62
Gross proceeds of private placement offering	$ 3,856,400
Net proceeds from private placement	$ 3,499,065
Series B Redeemable Convertible Preferred Stock | Private Placement
Temporary Equity [Line Items]
Issuance of shares	6,220,000
Issuance of shares, per share amount	$ 0.62
Issuance of warrants to purchase shares of common stock	82,895
Issuance of warrants to purchase shares of common stock, per share	$ 4.65
Deferred offering costs	$ 357,335